UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________________________

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

___________________________________________________________

1.	Investment Company Act File Number: 811-23972
2.	Date of Notification: August 17, 2026
3.	Exact name of Investment Company as specified in registration statement: Hamilton Lane Private Infrastructure Fund
4.	Address of principal executive office: (number, street, city, state, zip code)
Hamilton Lane Private Infrastructure Fund 110 Washington Street, Suite 1300 Conshohocken, Pennsylvania 19428
5.	Check one of the following:
	A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
	B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
	C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
/s/ Mary Kathleen Leonard
Name: Mary Kathleen Leonard Title: Secretary

HAMILTON LANE PRIVATE INFRASTRUCTURE FUND

August 17, 2026

Dear Hamilton Lane Private Infrastructure Fund Shareholder,

As you may know, Hamilton Lane Private Infrastructure Fund (the “Fund”) is required to make a repurchase offer (the “Repurchase Offer”) to its shareholders each quarter. While the Fund is required to make the Repurchase Offer, shareholders are not required to take any action. The purpose of the enclosed letter is to communicate the required quarterly Repurchase Offer. If you do not wish to sell shares at this time, please disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.

The purpose of these quarterly Repurchase Offers is to provide shareholders with access to their assets and a degree of liquidity.

Any sale of shares to the Fund pursuant to the Repurchase Offer is a taxable event.    Consult your financial adviser or tax adviser for more information. Please remember that you are not obligated to do anything with your shares at this time.

The repurchase offer period will begin on August 17, 2026 and end on September 15, 2026. Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the attached repurchase offer statement and repurchase request form.

If you wish to sell your shares during this repurchase offer period, you can do so in one of the following ways:

1.      If you invest in the Fund through a financial intermediary, please contact your financial intermediary to repurchase your shares on your behalf. You may be charged a transaction fee for this service by your financial intermediary. A shareholder who holds shares through a financial adviser, broker, dealer or other financial intermediary should NOT submit the attached form to the Fund.

2.      If you have a direct account held with the Fund (and as a result receive statements directly from UMB Fund Services, Inc. (the “Transfer Agent”)), please complete, sign and date the enclosed repurchase request form. In order to process your request, it must be received in good order by the Transfer Agent prior to 4:00 p.m., Eastern Time, on September 15, 2026.

All Repurchase Offer Request Forms must be submitted to and received by 4:00 p.m., Eastern Time, on September 15, 2026 to be effective. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

For details of the offer and terms, please refer to the attached repurchase offer statement. If you have questions, please call the Transfer Agent, UMB Fund Services, Inc., at 888-882-8212 or your financial intermediary.

Sincerely,

Hamilton Lane Private Infrastructure Fund

HAMILTON LANE PRIVATE INFRASTRUCTURE FUND
REPURCHASE OFFER STATEMENT

1.      The Offer. Hamilton Lane Private Infrastructure Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its outstanding Class I, Class Y and Class R common shares of beneficial interest (“Shares”) (the “Repurchase Offer Amount”) as of the Repurchase Request Deadline (defined below). Repurchases will be made at a price equal to the respective net asset value (“NAV”) of the applicable class of Shares as of the close of regular business hours on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern Time) (“NYSE Close”) on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders given that no secondary market exists for these Shares. This Repurchase Offer (as defined below) is not conditioned on the tender of any minimum number of Shares. This Repurchase Offer is made subject to the terms and conditions set forth therein, and in accordance with the Fund’s current prospectus and statement of additional information, which terms constitute the “Repurchase Offer.” All classes of Shares are considered to be a single class for purposes of allocating repurchases under this Repurchase Offer.

The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your financial adviser, broker, dealer or other financial intermediary (each, an “Authorized Intermediary”), or otherwise by a nominee, such Authorized Intermediary may charge a transaction fee for submitting a repurchase request for you.

2.      Net Asset Value. The NAV per Share on August 7, 2026 was $16.33, $16.38 and $15.88 for Class I, Class Y and Class R shares respectively. You must decide whether to tender your Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase each class of the Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV per Share can fluctuate. Therefore, the NAV per Share on the Repurchase Pricing Date may be higher or lower than the NAV per Share stated above or the date on which you submit your Repurchase Offer Request Form. The most current NAV per Share may be obtained by calling 888-882-8212 and asking for the most recent price. The Shares are not traded on any organized market or securities exchange.

3.      Repurchase Request Deadline. All Repurchase Offer Request Forms must be received in properly completed form by 4:00 p.m., Eastern Time, on September 15, 2026 (the “Repurchase Request Deadline”). Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

If you hold your Shares through an Authorized Intermediary, you will need to ask your Authorized Intermediary to submit your repurchase request for you by the same deadline. Your Authorized Intermediary will tender your Shares to the Fund on your behalf. You should be sure to advise your Authorized Intermediary of your intentions in a timely manner. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in properly completed form to the Fund, or in the form requested by your Authorized Intermediary, by the Repurchase Request Deadline or your Authorized Intermediary fails to submit your request to the Fund by the Repurchase Request Deadline, you will be unable to sell your Shares to the Fund until a subsequent repurchase offer, and you will have to resubmit your request for that offer. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline as described in paragraph 8 below.

4.      Repurchase Pricing Date. The NAV per Share used to calculate the repurchase price will be determined on September 15, 2026 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV per Share on the date on which you return your Repurchase Offer Request Form. The NAV per Share for the Repurchase Offer must be determined no later than fourteen (14) calendar days (or the next business day if the 14th day is not a business day) following the Repurchase Request Deadline.

5.      Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days after the Repurchase Pricing Date.

6.      Increase in Number of Shares Repurchased. If shareholders tender for repurchase more Shares than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase up to an additional two percent (2%) of the Shares outstanding on the Repurchase Request Deadline.

7.      Pro Rata Repurchase. If the Fund determines not to repurchase additional Shares beyond the Repurchase Offer Amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own fewer than 100 Shares and who tender all of their Shares, before prorating other amounts tendered. The number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by the same percentage. If any Shares that you wish to tender to the Fund are not repurchased because of proration, you will have to wait until the next quarterly repurchase offer and submit a new repurchase request, and your repurchase request will not be given any priority over other shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to have repurchased in the Repurchase Offer or in any subsequent repurchase offer, and the NAV of your Shares is likely to fluctuate between repurchase offers. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood of proration. There is no assurance that you will be able to sell as many of your Shares as or when you desire to sell.

8.      Withdrawal or Modification of Shares to be Repurchased. If your Shares are held at your Authorized Intermediary, repurchase requests submitted pursuant to the Repurchase Offer may be modified or withdrawn at any time prior the Repurchase Request Deadline by submitting notice to your Authorized Intermediary. In the event you decide to modify or withdraw your tender, you should provide your Authorized Intermediary with sufficient notice prior the Repurchase Request Deadline. If you have a direct account held with the Fund, repurchase requests submitted pursuant to the Repurchase Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to UMB Fund Services, Inc. (the “Transfer Agent”), at the address indicated in the enclosed Repurchase Offer Request Form.

9.      Repurchase Fees. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares. If your Shares are held at your Authorized Intermediary, the intermediary may charge transaction or other fees in connection with your repurchase request. Shares tendered for repurchase will be treated as having been repurchased on a “first-in first-out” basis for purposes of determining the 2.00% early repurchase fee.

10.    Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the board of trustees (the “Board” and the members thereof, the “Trustees”) of the Fund, including a majority of the independent Trustees, who are not “interested persons” of the Fund, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and only in the following limited circumstances:

(a)    if making or effecting the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”);

(b)    for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)     for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets;

(d)    for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

(e)     under certain other circumstances set forth in Rule 23c-3 that would apply only in the case that shares of the Fund become publicly traded.

11.    Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held.

12.    Documents in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchases of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding on all parties. The Fund reserves the absolute right to reject any or all repurchases of Shares (even if such repurchases are determined to be in good and proper form) and to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any repurchase of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with repurchases of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of Shares will not be deemed to have been made until the defects or irregularities have been corrected or waived.

None of the Fund, Hamilton Lane Advisors, L.L.C. (the “Adviser”), the Transfer Agent, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in repurchases, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, nor the Transfer Agent is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your repurchase of Shares to the Fund on your behalf.

None of the Fund, its Board of Trustees, the Adviser, the Transfer Agent, or any affiliates of the foregoing, make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein or in the Fund’s current prospectus or statement of additional information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund or its affiliates.

For the Fund’s most recent NAV per Share and other information, or for a copy of the Fund’s current prospectus, contact your Authorized Intermediary or call the Transfer Agent at 888-882-8212 or visit the Fund’s website at www.hamiltonlane.com.

HAMILTON LANE PRIVATE INFRASTRUCTURE FUND
DIRECT SHAREHOLDER
REPURCHASE OFFER REQUEST FORM

Repurchase Pricing Date: September 15, 2026	Repurchase Request Deadline: September 15, 2026

THIS FORM MUST BE COMPLETED AND RECEIVED BY 4:00 P.M., EASTERN TIME
ON SEPTEMBER 15, 2026 FOR THIS REPURCHASE REQUEST TO BE IN GOOD ORDER
FOR PROCESSING.

PLEASE FAX, MAIL OR E-MAIL TO:

Hamilton Lane Private Infrastructure Fund	For Additional Information:
c/o UMB Fund Services Inc.	Phone: 1-888-882-8212
235 West Galena Street
Milwaukee, WI 53212
Fax: 816-860-3137
Email: ipp.fundfax.fax@umb.com*

*        IMPORTANT: This email will not reply to responses. For inquiries related to your repurchase request, please use the phone number above. All emails sent to the automated inbox are auto encrypted; any documents sent with additional encryption or password protected will not be received. Please submit one repurchase request per email. Supporting documentation may be sent as additional attachments.

PART 1 — NAME AND ADDRESS

Fund Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

PART 2 — NUMBER OF SHARES OF THE FUND BEING REPURCHASED:

☐	Class I Number of Shares:	,	,	.
☐	Class Y Number of Shares:	,	,	.
☐	Class R Number of Shares:	,	,	.

If all Shares*, please check this box as well as include the actual Share amount above - ☐

Repurchase Offer Request Form Continued on Next Page

If less than all Shares being tendered and you prefer to tender a specific dollar amount, indicate the dollar amount of the undersigned’s Shares being tendered:

☐	Class I Dollar Amount:	$	,	,	.
☐	Class Y Dollar Amount:	$	,	,	.
☐	Class R Dollar Amount:	$	,	,	.

*        All repurchase requests will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Pricing Date (as defined in the applicable repurchase offer for the fund). Repurchase offers submitted via the NSCC on the Repurchase Pricing Date (as defined in the applicable repurchase offer for the fund) must include any reinvested Shares.

PART 3 — PAYMENT

Please choose your method of payment:

[ ]	Deliver All Proceeds via Check to Shareholder Address on Record
[ ]	Deliver All Proceeds to Bank Account on Record
[ ]	Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 — NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required* if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

*PLACE SIGNATURE GUARANTEE BELOW:

PART 5 — SIGNATURE(S) AND CERTIFICATIONS

I acknowledge that:

•        Provision of this Repurchase Offer Request Form should not be construed to cause Hamilton Lane Private Infrastructure Fund (the “Fund”), or its affiliates, to become an investment advice fiduciary under Title I of the U.S. Employee Retirement Income Security Act of 1974, as amended, or the Internal Revenue Code of 1986, as amended.

•        I certify that I am authorized to make these elections and that all information provided is true and accurate.

Repurchase Offer Request Form Continued on Next Page

•        No tax or legal advice has been given to me by the Transfer Agent, UMB Bank, n.a. (the “Custodian”), the Fund, or any agent of either of them, and that all decisions regarding the elections made on this Repurchase Offer Request Form are my own.

•        The Custodian is authorized to distribute funds from my account in the manner requested. The Fund may conclusively rely on this certification and authorization without further investigation or inquiry.

•        I assume responsibility for any adverse consequences that may arise from the election(s) made pursuant to the Repurchase Offer Request Form and agree that the Fund and its agents shall in no way be responsible, and shall be indemnified and held harmless, for any tax, legal or other consequences of the election(s) made on this Repurchase Offer Request Form.

•        The payment is to be sent to the registered owner(s) of the Shares shown in the registration of the account.

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE
SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 4:00 P.M., EASTERN
TIME ON SEPTEMBER 15, 2026 BUT NOT THEREAFTER.